Notes Payable (Details Narrative)				1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 10, 2020 USD ($)	May 14, 2020 USD ($)	Sep. 12, 2019 USD ($)	Dec. 20, 2019 USD ($)	Mar. 18, 2019 USD ($)	Sep. 30, 2020 USD ($) integer	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) integer	Aug. 20, 2020 USD ($)	Apr. 20, 2020 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Consideration paid			$ 1,143,633
Secured debt					$ 350,000
Cash			668,633					$ 574,712				$ 442,098	$ 117,990
Promissory note			$ 475,000			$ 398,439		454,544	$ 232,200	$ 232,200
Principal payment	$ 36,589	$ 23,804				56,107		20,456
Interest expense						17,604		17,022
Interest rate	4.278%	4.268%	6.00%	5.26%
Loan amount			$ 1,000,000								$ 324,199
Original issuance discount					$ 24,465	0	$ 24,465	24,465
Long-term debt, bearing fixed interest rate			6.75%		10.79%
Long-term debt, term			7 years	3 years	5 years
Debt monthly payment	$ 1,216	$ 815		$ 1,736
Loans payable								982,423
Term of loan description			The Company entered into a $1,000,000 seven- year term loan with amortization based on a ten- year repayment schedule.
December 20, 2019 [Member]
Loan amount								$ 56,683
Long-term debt, gross	$ 41,015	$ 27,494		$ 58,192
On September 12, 2019 [Member]
Loans payable						$ 928,347
Number of installment | integer						59		59
Monthly payments						$ 9,213		$ 9,213
Monthly repayment amount						$ 11,533		$ 11,533
Due date						Oct. 01, 2024		Oct. 01, 2024
Interest expense						$ 49,772		$ 7,185
Final payment due						$ 9,203		$ 9,203
Equipment leasing facility			$ 250,000